Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Deferred gains	$ 85	$ 85
Receivables from employees	126	57
Interest owned in service contract	26.66%
Aggregate amount payable under the service contract	1,538
LAMAR MEDIA CORP [Member]
Related Party Transaction [Line Items]
Amount payable to parent company	7,665	8,356
Amount contributed to affiliate	$ 37,858	$ 26,839